April 30, 2010


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Institutional Funds Trust
      Files Nos. 333-119865 and 811-21113

Ladies and Gentlemen:

On behalf of Touchstone Institutional Funds Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 11 to the Registrant's registration statements on Form N-1A. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The undersigned represents that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE INSTITUIONAL FUNDS TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary